VARIABLE INTEREST ENTITIES (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
VARIABLE INTEREST ENTITIES
Total assets	$ 13,403,446			$ 26,064,977		¥ 164,687,440		¥ 94,696,688	¥ 181,459,156
Total liabilities	69,712,193			152,882,056		908,423,767		492,523,620	1,064,334,300
Revenue	0	¥ 0		49,280	¥ 343,077	17,492,415	¥ 73,208,166
Net loss	63,774,544	450,573,532	¥ (40,486,287)	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	7,440,371			21,634,593		80,531,978		52,566,963	150,615,709
Total liabilities	43,198,700			60,889,508		335,980,249		¥ 305,203,132	¥ 423,900,573
Revenue	32,161	227,219	100,193	26,160	182,119	16,567,372	19,995,118
Net loss	$ (4,467,538)	¥ (31,563,605)	¥ (18,808,288)	$ (7,421,574)	¥ (51,667,515)	¥ (49,024,050)	¥ (71,839,112)